Biological assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in biological assets [abstract]
Disclosure of detailed information about biological assets [text block]
The movement of
current biological assets
is detailed as follows:

ThCh$
As of January 1 2018
Historic cost	8,157,688
Book Value	8,157,688

As of December 31, 2018
Acquisitions	20,871,261
Decreases due to harvesting	(20,634,418)
Other increases (decreases) (1)	95,342
Changes	332,185
Book Value	8,489,873

As of December 31, 2018
Historic cost	8,489,873
Book Value	8,489,873

As of December 31, 2019
Acquisitions	14,028,209
Decreases due to harvesting	(13,153,317)
Other increases (decreases) (1)	94,306
Changes	969,198
Book Value	9,459,071

As of December 31, 2019
Historic cost	9,459,071
Book Value	9,459,071
(1) Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”.